Leases - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Cost [Abstract]
Amortization of ROU assets	$ 2,006	$ 2,215	$ 1,701
Interest on lease liabilities	1,044	1,185	1,194
Operating lease cost	29,970	31,674	30,664
Short-term lease cost	647	214	252
Variable lease cost	93	51	97
Sublease Income	(70)	(113)	(113)
Net gain recognized from sale and lease back transaction	(7,007)	(5,550)	0
Impairment of operating ROU assets	0	14,805	0
Impairment of finance ROU assets	0	1,115	0
Total lease cost	$ 26,683	$ 45,596	$ 33,795